Consolidated and Combined Condensed Statements of Cash Flows - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Apr. 01, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net earnings	$ 199.7	$ 182.0	$ 872.3	$ 863.8	$ 883.4
Noncash items:
Depreciation	23.4	21.5	90.7	88.1	87.8
Amortization	13.3	22.4	85.7	88.8	90.2
Stock-based compensation expense	12.0	11.5	45.3	35.2	30.8
Impairment charge on intangible assets			4.8	12.0	0.0
Gain on sale of product line			0.0	0.0	(33.9)
Change in deferred income taxes			(10.0)	8.0	(10.8)
Change in accounts receivable, net	10.0	61.0	24.8	(51.8)	(74.0)
Change in inventories	(24.2)	(24.6)	(28.7)	(27.7)	(22.2)
Change in trade accounts payable	(47.5)	(39.0)	17.2	53.6	28.8
Change in prepaid expenses and other assets	(0.6)	5.4	(16.3)	(61.3)	(27.8)
Change in accrued expenses and other liabilities	(37.8)	(63.0)	51.1	0.3	(5.6)
Net cash provided by operating activities	148.3	177.2	1,136.9	1,009.0	946.7
Cash flows from investing activities:
Cash paid for acquisitions	0.0	(12.8)	(190.1)	(37.1)	(289.0)
Payments for additions to property, plant and equipment	(26.8)	(28.4)	(129.6)	(120.1)	(102.6)
Proceeds from sale of product line			0.0	0.0	86.7
All other investing activities	(0.6)	2.0	8.9	(16.9)	13.8
Net cash used in investing activities	(27.4)	(39.2)	(310.8)	(174.1)	(291.1)
Cash flows from financing activities:
Net proceeds from borrowings (maturities of 90 days or less)	(95.5)	0.0	375.2	0.0	0.0
Proceeds from borrowings (maturities longer than 90 days)			2,978.1	0.0	0.0
Cash dividend paid to Former Parent			(3,000.0)	0.0	0.0
Payment of cash dividends to shareholders	(24.2)	0.0	(48.4)	0.0	0.0
Net transfers to Former Parent	0.0	(138.0)	(301.4)	(834.9)	(635.0)
All other financing activities	0.3	0.0	0.3	0.0	(20.6)
Net cash provided by (used in) financing activities	(119.4)	(138.0)	3.8	(834.9)	(655.6)
Effect of exchange rate changes on cash and equivalents	12.9	0.0	(26.7)	0.0	0.0
Net change in cash and equivalents	14.4	0.0	803.2	0.0	0.0
Beginning balance of cash and equivalents	803.2	0.0	0.0	0.0	0.0
Ending balance of cash and equivalents	$ 817.6	$ 0.0	$ 803.2	$ 0.0	$ 0.0